Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.28%A	0.28%A	0.28%A	0.28%A	0.28%A

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.27%A	0.26%A	0.32%A	0.24%A	0.12%A

Total annual operating expenses	0.80%	0.79%	1.60%	0.52%	0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.04%B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%	0.79%	1.60%	0.52%	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 478	$ 478	$ 477	$ 477	$ 263	$ 163	$ 53	$ 53	$ 37	$ 37

3 years	$ 645	$ 645	$ 642	$ 642	$ 505	$ 505	$ 167	$ 167	$ 123	$ 123

5 years	$ 826	$ 826	$ 821	$ 821	$ 871	$ 871	$ 291	$ 291	$ 219	$ 219

10 years	$ 1,1,350	$ 1,350	$ 1,339	$ 1,339	$ 1,686	$ 1,686	$ 653	$ 653	$ 500	$ 500
Supplement to the
Fidelity Advisor® Mortgage Securities Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46

3 years	$ 144

5 years	$ 252

10 years	$ 567

A M C I Z | Fidelity Advisor Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.28%A	0.28%A	0.28%A	0.28%A	0.28%A

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.27%A	0.26%A	0.32%A	0.24%A	0.12%A

Total annual operating expenses	0.80%	0.79%	1.60%	0.52%	0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.04%B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%	0.79%	1.60%	0.52%	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 478	$ 478	$ 477	$ 477	$ 263	$ 163	$ 53	$ 53	$ 37	$ 37

3 years	$ 645	$ 645	$ 642	$ 642	$ 505	$ 505	$ 167	$ 167	$ 123	$ 123

5 years	$ 826	$ 826	$ 821	$ 821	$ 871	$ 871	$ 291	$ 291	$ 219	$ 219

10 years	$ 1,1,350	$ 1,350	$ 1,339	$ 1,339	$ 1,686	$ 1,686	$ 653	$ 653	$ 500	$ 500

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Advisor Mortgage Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 478
3 years	rr_ExpenseExampleYear03	645
5 years	rr_ExpenseExampleYear05	826
10 years	rr_ExpenseExampleYear10	1,350
1 year	rr_ExpenseExampleNoRedemptionYear01	478
3 years	rr_ExpenseExampleNoRedemptionYear03	645
5 years	rr_ExpenseExampleNoRedemptionYear05	826
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,350
A M C I Z | Fidelity Advisor Mortgage Securities Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	$ 477
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	821
10 years	rr_ExpenseExampleYear10	1,339
1 year	rr_ExpenseExampleNoRedemptionYear01	477
3 years	rr_ExpenseExampleNoRedemptionYear03	642
5 years	rr_ExpenseExampleNoRedemptionYear05	821
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,339
A M C I Z | Fidelity Advisor Mortgage Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 263
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,686
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,686
A M C I Z | Fidelity Advisor Mortgage Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
1 year	rr_ExpenseExampleNoRedemptionYear01	53
3 years	rr_ExpenseExampleNoRedemptionYear03	167
5 years	rr_ExpenseExampleNoRedemptionYear05	291
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 653
A M C I Z | Fidelity Advisor Mortgage Securities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	123
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	500
1 year	rr_ExpenseExampleNoRedemptionYear01	37
3 years	rr_ExpenseExampleNoRedemptionYear03	123
5 years	rr_ExpenseExampleNoRedemptionYear05	219
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 500
Fidelity Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Mortgage Securities Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46

3 years	$ 144

5 years	$ 252

10 years	$ 567

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund | Fidelity Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	$ 567

[1]	Adjusted to reflect current fees.
[2]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.